Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
Stock Options Activity
The following is a summary of Elbit Systems' options activity under the equity incentive plans:

	Number of options 2025	Weighted average exercise price 2025	Number of options 2024	Weighted average exercise price 2024
Outstanding - beginning of the year	2,863,082	186.90	1,452,821	163.30
Granted	121,200	497.50	1,743,650	201.53
Exercised	(546,724)	157.94	(293,049)	156.89
Forfeited	(29,140)	196.01	(40,340)	187.20
Outstanding - end of the year	2,408,418	208.99	2,863,082	186.90

Compensation Expenses Before Tax
Compensation expenses related to the Equity Incentive Plans amounted to $26,391, $15,760 and $12,141 for the three years ended December 31, 2025, 2024 and 2023 respectively, which were recognized, as follows:

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Cost of revenues	$3,960	$2,365	$1,822
General and administration expenses	22,431	13,395	10,319
	$26,391	$15,760	$12,141
The Company recorded an amount of approximately $1,868, $1,101 and $10,589, during the three years ended December 31, 2025, 2024 and 2023, respectively, as compensation costs related to the phantom bonus units granted under the 2018 Phantom Plan, as follows:

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Cost of revenues	$1,481	$575	$6,164
General and administration expenses	281	460	2,635
Marketing and selling	106	66	1,790
	$1,868	$1,101	$10,589

Computation Of Basic And Diluted Net Earnings Per Share
Computation of basic and diluted net earnings per share:

	Net income to shareholders of ordinary shares Year ended December 31, 2025	Weighted average number of shares (*) Year ended December 31, 2025	Per share amount Year ended December 31, 2025	Net income to shareholders of ordinary shares Year ended December 31, 2024	Weighted average number of shares (*) Year ended December 31, 2024	Per share amount Year ended December 31, 2024
Basic net earnings	$534,339	45,710	$11.69	$321,138	44,480	$7.22
Effect of dilutive securities:
Employee stock options	—	1,208	(0.30)	—	229	(0.04)
Diluted net earnings	$534,339	46,918	$11.39	$321,138	44,709	$7.18
(*) In thousands